Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 1,021,069	$ 1,472,806
Restricted cash	10,000	10,000
Accounts receivable, net	13,270	18,569
Prepaids & other current assets	245,030	199,701
Total current assets	1,289,369	1,701,076
Non-current assets:
Property and equipment, net	1,782	3,346
Intangible assets, net	1,168,623	1,210,207
Total non-current assets	1,170,405	1,213,553
Total assets	2,459,774	2,914,629
Current liabilities:
Accounts payable	760,535	462,202
Accrued and other liabilities	857,722	226,469
Note payable, net of discount	1,125,724	0
Warrant liability	289,165	0
Derivative liability	121,326	0
Liability to issue equity	33,297	0
Total current liabilities	3,187,769	688,671
Commitments and contingencies (See Note 12)
Stockholders' equity (deficit)
Common stock - $0.00001 par value, 200,000,000 authorized and 825,459 and 491,345 shares issued and outstanding (see Note 13)	8	5
Additional paid-in capital	43,553,523	41,596,106
Accumulated deficit	(44,281,526)	(39,370,153)
Total stockholders’ equity (deficit)	(727,995)	2,225,958
Total liabilities and stockholders’ equity (deficit)	$ 2,459,774	$ 2,914,629